Report of Independent Registered Public Accounting
Firm

To the Board of Trustees and Shareholders of Global
X Funds

In planning and performing our audits of the financial statements of Global X Silver Miners ETF,
Global X Gold Explorers ETF, Global X Copper Miners
ETF, Global X Uranium ETF, Global X Lithium &
Battery Tech ETF, Global X MSCI China Consumer
Discretionary ETF, Global X MSCI China Energy ETF,
Global X MSCI China Financials ETF, Global X MSCI
China Industrials ETF, Global X MSCI China Materials
ETF, Global X MSCI China Communication Services ETF,
Global X MSCI China Consumer Staples ETF, Global X
MSCI China Health Care ETF, Global X MSCI China
Information Technology ETF, Global X MSCI China Real
Estate ETF, Global X MSCI China Utilities ETF,
Global X FTSE Southeast Asia ETF, Global X MSCI
Colombia ETF, Global X MSCI Argentina ETF, Global X
MSCI Greece ETF, Global X MSCI Norway ETF, Global X
MSCI Nigeria ETF, Global X MSCI Next Emerging &
Frontier ETF, Global X MSCI Portugal ETF, Global X
MSCI Pakistan ETF, Global X DAX Germany ETF, Global
X SuperDividend ETF, Global X SuperDividend U.S. ETF,
Global X MSCI SuperDividend Emerging Markets ETF,
Global X MSCI SuperDividend EAFE ETF, Global X
SuperDividend REIT ETF, Global X SuperIncome
Preferred ETF, Global X Renewable Energy Producers
ETF, Global X Social Media ETF, Global X E-commerce
ETF, Global X Guru Index ETF, Global X S&P 500
Catholic Values ETF, Global X S&P Catholic Values
Developed ex-U.S. ETF, Global X Nasdaq 100 Covered
Call ETF, Global X S&P 500 Covered Call ETF, Global
X Russell 2000 Covered Call ETF, Global X Nasdaq 100
Covered Call & Growth ETF, Global X S&P 500 Covered
Call & Growth ETF, Global X Emerging Markets
Internet & E-commerce ETF, Global X Nasdaq 100 Tail
Risk ETF, Global X Nasdaq 100 Risk Managed Income
ETF, Global X Nasdaq 100 Collar 95-110 ETF, Global X
S&P 500 Tail Risk ETF, Global X S&P 500 Collar 95-
110 ETF and Global X S&P 500 Risk Managed Income ETF
(fifty of the series constituting Global X Funds, hereafter referred to as the Funds) as of and for the period ended October 31, 2021, in accordance with the standards of the Public Company Accounting
Oversight Board (United States) (PCAOB), we considered the Funds internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting.
Accordingly, we do not express an opinion on the effectiveness of the Funds internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A companys internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A companys internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a companys assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the companys annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of October 31, 2021.

This report is intended solely for the information and use of the Board of Trustees of Global X Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.




/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 28, 2021